INVENTORIES, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Raw materials, parts and supplies	$ 1,707	$ 1,758
Finished products	3,169	3,734
Inventories, net	4,876	5,492
Valuation adjustment for slow inventory	$ 232	$ 218